LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of long-term investments
Long-term investments	$ 161,278	$ 173,752
Cost method investments
Components of long-term investments
Long-term investments	113,830	82,318
Long-term marketable equity securities
Components of long-term investments
Long-term investments	31,244	74,691
Equity method investments
Components of long-term investments
Long-term investments	8,104	10,873
Auction rate security
Components of long-term investments
Long-term investments	$ 8,100	$ 5,870